Other income (expenses) (Tables)	12 Months Ended
Dec. 31, 2012
Other Income (Expense)

Other income (expenses) consisted of the following:

	For the years ended December 31,
	2010	2011	2012
Interest income	$1,256,036	$2,051,101	$3,302,882
Sale of E-Roda trademark	—	—	1,942,682
Investment gain	3,360,190	5,941,960	601,793
Others	209,474	(171,147)	(92,340)

	$4,825,700	$7,821,914	$5,755,017